UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of The
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):
February 12. 2016

_______________________
Credit Acceptance Corporation1
(Exact name of securitizer as specified in its charter)
_______________________

000-20202 (Commission File Number of securitizer)	0000885550 (Central Index Key Number of securitizer)

Douglas Busk, Senior Vice President and Treasurer, (248) 353-2700 (ext. 4432)
Name and telephone number, including area code,
of the person to contact in connection with this filing
_______________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1 Credit Acceptance Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset class.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT ACCEPTANCE CORPORATION
as securitizer

By:	/s/ Douglas W. Busk
Name:	Douglas W. Busk
Title:	Senior Vice President and Treasurer

Date: February 12, 2016